Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial
					Fixed $100
			Average Summary		Investment Based
	Summary	Compensation	Compensation Table	Average Compensation	On Total
	Compensation	Actually	Total for Non-PEO	Actually Paid to Non-	Shareholder
Year	Table Total for PEO(1)	Paid to PEO(5)	NEOs(2)	PEO NEOs(5)	Return(3)	Net Income (Loss)(4)
2025	$431,144	$465,252	$252,633	$266,230	$142	$172,000
2024	355,067	350,637	186,425	184,405	98	712,000
(1)	For the period covered in the table, our PEO was Joseph Vitale. The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table for the PEO. Refer to “Executive Compensation—Summary Compensation Table.”
(2)	For the period covered in the table, our Non-PEO NEOs were Vincent Fazio and Angelo Testani. The dollar amounts reported represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.
(3)	Total shareholder return value represents the Company’s cumulative TSR based on an initial $100 investment on December 31, 2023.
(4)	Net income (loss) is calculated in accordance with GAAP and reflects the amounts reported in the Company’s Annual Report on Form 10-K for the applicable year.
(5)	The following table sets forth the adjustments made during each year represented in the table above to determine Compensation Actually Paid to our PEO and average Compensation Actually Paid to our Non-PEO NEOs:

			Minus Equity	Plus Year-	Change in Value of
			Awards from	End Value of	Outstanding and	Change in Value
		Summary	Summary	Unvested Awards	Unvested Awards	of Prior Years’
		Compensation	Compensation	Granted During	Granted in Prior	Awards Vested	Compensation
Year	Executive(s)	Table Total	Table	the Year	Years	During Year	Actually Paid
2025	PEO	$431,144	$(48,900)	$52,500	$19,581	$10,926	$465,251
2025	Non-PEO NEOs	252,633	(24,450)	26,250	7,443	4,354	266,230
2024	PEO	355,067	—	—	(835)	(3,595)	350,637
2024	Non-PEO NEOs	186,425	—	—	(336)	(1,683)	184,406

Named Executive Officers, Footnote
(1)	For the period covered in the table, our PEO was Joseph Vitale. The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table for the PEO. Refer to “Executive Compensation—Summary Compensation Table.”
(2)	For the period covered in the table, our Non-PEO NEOs were Vincent Fazio and Angelo Testani. The dollar amounts reported represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.

PEO Total Compensation Amount	$ 431,144	$ 355,067
PEO Actually Paid Compensation Amount	$ 465,251	350,637
Adjustment To PEO Compensation, Footnote
(5)	The following table sets forth the adjustments made during each year represented in the table above to determine Compensation Actually Paid to our PEO and average Compensation Actually Paid to our Non-PEO NEOs:

			Minus Equity	Plus Year-	Change in Value of
			Awards from	End Value of	Outstanding and	Change in Value
		Summary	Summary	Unvested Awards	Unvested Awards	of Prior Years’
		Compensation	Compensation	Granted During	Granted in Prior	Awards Vested	Compensation
Year	Executive(s)	Table Total	Table	the Year	Years	During Year	Actually Paid
2025	PEO	$431,144	$(48,900)	$52,500	$19,581	$10,926	$465,251
2025	Non-PEO NEOs	252,633	(24,450)	26,250	7,443	4,354	266,230
2024	PEO	355,067	—	—	(835)	(3,595)	350,637
2024	Non-PEO NEOs	186,425	—	—	(336)	(1,683)	184,406

Non-PEO NEO Average Total Compensation Amount	$ 252,633	186,425
Non-PEO NEO Average Compensation Actually Paid Amount	$ 266,230	184,406
Adjustment to Non-PEO NEO Compensation Footnote
(5)	The following table sets forth the adjustments made during each year represented in the table above to determine Compensation Actually Paid to our PEO and average Compensation Actually Paid to our Non-PEO NEOs:

			Minus Equity	Plus Year-	Change in Value of
			Awards from	End Value of	Outstanding and	Change in Value
		Summary	Summary	Unvested Awards	Unvested Awards	of Prior Years’
		Compensation	Compensation	Granted During	Granted in Prior	Awards Vested	Compensation
Year	Executive(s)	Table Total	Table	the Year	Years	During Year	Actually Paid
2025	PEO	$431,144	$(48,900)	$52,500	$19,581	$10,926	$465,251
2025	Non-PEO NEOs	252,633	(24,450)	26,250	7,443	4,354	266,230
2024	PEO	355,067	—	—	(835)	(3,595)	350,637
2024	Non-PEO NEOs	186,425	—	—	(336)	(1,683)	184,406

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 142	98
Net Income (Loss)	$ 172,000	712,000
PEO Name	Joseph Vitale
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (48,900)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,500
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,581	(835)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,926	(3,595)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,450)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,250
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,443	(336)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,354	$ (1,683)